UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Prairie Fund

		Schedule of Investments
		September 30, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Beverage
5,000	Coca Cola Co.	200,250
2,000	Pepsico, Inc.	97,300
		297,550	13.90%

Communications Equipment
10,000	Lucent Technologies, Inc. *	31,700	1.46%

Communication Services
145	Avaya, Inc. *	2,021
4,800	Nextel Communications, Inc. Class A *	114,432
		116,453	5.03%

Computer/Office
1,000	International Business Machines, Inc.	85,740	3.40%

Conglomerate
5,000	General Electric Co.	167,900	6.25%

Converted Paper & Paperboard Products
1,000	Avery Dennison Corp.	65,780	2.47%

Data Processing
5,000	DST Systems, Inc. *	222,350	9.28%

Drugs
1,500	Bristol Myers Squibb Co.	35,505
5,000	Pfizer, Inc.	153,000
301	Medco Health Solutions, Inc. *	9,301
2,500	Merck & Co. Inc.	82,500
4,000	Schering-Plough Corp.	76,240
		356,546	15.91%
Drugs, Distribution
3,500	McKesson Corp.	89,775	4.64%

Drug Stores
2,000	Walgreen Co.	71,660	2.80%

Electric Services
1,000	Maine & Maritimes Corp.	29,000	1.24%

Fast Foods
4,000	McDonalds Corp.	112,120	4.02%

Food Processing
1,000	J.M. Smucker Company	44,410	1.77%

Furniture and Fixtures
2,500	Ethan Allen Interiors, Inc.	86,875	3.47%

Health
2,000	Smith & Nephew PLC +	92,700	4.27%

Holding Companies
3	Berkshire Hathaway, Inc. Class A *	259,950	10.30%

Household Products
3,000	Proctor & Gamble Co.	162,360	6.31%

Medical Equipment & Supplies
150	Zimmer Holdings, Inc. *	11,856	0.51%

Semiconductors
107	Agere Systems, Inc. Class A *	112	0.01%

	Total Common Stocks	2,304,837	97.03%

Money Market Funds
47,088	UMB Money Market .86% **	47,088	2.42%

	Total Money Market Funds	47,088	2.42%

	Total Investments	2,351,925	99.46%

	Liabilities In Excess of Other Assets	12,955	0.54%

	Net Assets	$ 2,364,880	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at September 30, 2004.
+ADR American Depository Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Matthew M. Zuckerman, President

     Matthew M. Zuckerman

     President

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew M. Zuckerman, President

      Matthew M. Zuckerman

      President

Date November 23, 2004